INCOME TAX - Deferred tax assets, net (Details)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Jun. 30, 2025 CNY (¥)
Deferred tax assets:
Allowance for credit losses	¥ 1,021,645	$ 146,093	¥ 595,607
Impairment for inventory	148,427	21,225	(115,494)
Net operating loss carryforwards	25,167,460	3,598,899	26,329,235
Subtotal	26,337,532	3,766,217	26,809,348
Less: Valuation allowance	(26,057,753)	(3,726,209)	(26,529,569)
Total deferred tax assets, net	279,779	40,008	279,779
Deferred tax liabilities:
Accelerated amortization of intangible assets	(132,891)	(19,003)	(132,891)
Gain on the previously held equity method investment	(146,888)	(21,005)	(146,888)
Recognition of customer relationship arising from business combinations	0	0	0
Total deferred tax liabilities	(279,779)	(40,008)	(279,779)
Deferred tax assets, net	¥ 0	$ 0	¥ 0